Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2012
Entity Registrant Name	DUNKIN' BRANDS GROUP, INC.
Entity Central Index Key	0001357204
Entity Filer Category	Non-accelerated Filer